Property and equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 6,433
Balance at the end	4,797	$ 6,433
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	24,274	22,687
Additions	1,784	2,391
Disposals	(764)	(609)
Balance at the end	25,294	24,274
Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(195)
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(17,841)	(14,293)
Depreciation expense	3,250	4,066
Disposals	594	389
Balance at the end	(20,497)	(17,841)
Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	129
Office furniture and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,836
Balance at the end	1,019	1,836
Office furniture and computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	6,662	5,974
Additions	220	804
Disposals	0	(3)
Balance at the end	6,882	6,662
Office furniture and computer equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(113)
Office furniture and computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(4,826)	(4,179)
Depreciation expense	1,037	721
Disposals	0	0
Balance at the end	(5,863)	(4,826)
Office furniture and computer equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	74
Software
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	2
Balance at the end	0	2
Software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	418	500
Additions	0	0
Disposals	0	0
Balance at the end	418	418
Software | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(82)
Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(416)	(456)
Depreciation expense	2	15
Disposals	0	0
Balance at the end	(418)	(416)
Software | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	55
Stockroom and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,524
Balance at the end	3,465	4,524
Stockroom and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	16,637	15,656
Additions	1,261	1,587
Disposals	(764)	(606)
Balance at the end	17,134	16,637
Stockroom and production equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0
Stockroom and production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(12,113)	(9,207)
Depreciation expense	2,150	3,295
Disposals	594	389
Balance at the end	(13,669)	(12,113)
Stockroom and production equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0
Tradeshow equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	0
Balance at the end	0	0
Tradeshow equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	47	47
Additions	0	0
Disposals	0	0
Balance at the end	47	47
Tradeshow equipment | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0
Tradeshow equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(47)	(47)
Depreciation expense	0	0
Disposals	0	0
Balance at the end	(47)	(47)
Tradeshow equipment | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	71
Balance at the end	313	71
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	510	510
Additions	303	0
Disposals	0	0
Balance at the end	813	510
Leasehold improvements | Cost | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(439)	(404)
Depreciation expense	61	35
Disposals	0	0
Balance at the end	(500)	$ (439)
Leasehold improvements | Accumulated depreciation | VoIP Supply LLC
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	$ 0